Common Shareholders' Equity (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Common Shareholders' Equity [Line Items]
Charge to equity	$ 1,190,417	$ 392,732	$ (72,441)
Other comprehensive income	14,310,634	37,112,643	(34,818,972)
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(74,713,415)	(56,955,827)	(34,772,472)
Inflation adjustment of subsidiaries in Argentina	88,009,766	93,745,133
Charge to equity	1,014,283	323,337	(46,500)
Other comprehensive income	14,310,634	37,112,643	(34,818,972)
Equity holders of the parent	13,484,816	34,657,314	(33,026,460)
Non-controlling interests	825,818	2,455,329	(1,792,512)
Reserve of exchange differences on translation [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(70,932,096)	(55,755,054)	(34,786,480)
Inflation adjustment of subsidiaries in Argentina	88,009,766	93,745,133
Charge to equity	0	0	0
Other comprehensive income	17,077,670	37,990,079	(34,786,480)
Equity holders of the parent	16,122,893	35,487,433	(32,982,829)
Non-controlling interests	954,777	2,502,646	(1,803,651)
Reserve of cash flow hedges [member] | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	345,986	63,008	(5,661)
Inflation adjustment of subsidiaries in Argentina	0	0
Charge to equity	(93,416)	(16,196)	728
Other comprehensive income	252,570	46,812	(4,933)
Equity holders of the parent	249,503	51,944	(10,837)
Non-controlling interests	3,067	(5,132)	5,904
Reserve of Actuarial gains and losses on defined benefit plans | Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Conversion of joint ventures and foreign subsidiaries	(4,127,305)	(1,263,781)	19,669
Inflation adjustment of subsidiaries in Argentina	0	0
Charge to equity	1,107,699	339,533	(47,228)
Other comprehensive income	(3,019,606)	(924,248)	(27,559)
Equity holders of the parent	(2,887,580)	(882,063)	(32,794)
Non-controlling interests	$ (132,026)	$ (42,185)	$ 5,235